ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Payables to franchisees	¥ 1,762		¥ 1,606
Other payables	1,801		1,426
Accrued utilities and other accrued expenses	461		275
Liabilities related to customer loyalty program	455		332
Value-added tax, other tax and surcharge payables	359		301
Advance from noncontrolling interest holders	64		66
Total	¥ 4,902	$ 702	¥ 4,006